Financial Risk Review - Schedule of Liquidity Risk (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	$ 144,409,002	$ 130,750,210
Greater than or equal to thirty days
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	5,522,446	3,944,793
Thirty days through one year
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	49,930,002	10,732,467
One year through two years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	62,744,825	36,241,669
More than two years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	$ 26,211,729	$ 79,831,281